Acquisitions	12 Months Ended
Dec. 31, 2023
Acquisitions
Acquisitions

24) Acquisitions

On July 1, 2022, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 35 AS (“KNOT 35”), the company that owns and operates the Synnøve Knutsen. The purchase price for the vessel was $119.0 million, less $87.7 million of outstanding indebtedness related to the Synnøve Knutsen plus approximately $0.6 million for certain capitalized fees related to the financing of the Vessel and plus customary working capital purchase price adjustments of $5.9 million.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for the transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transaction. The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.04 million as of December 31, 2022, were capitalized as a component of the assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of the transaction are as follows:

Final
Synnøve Knutsen
July 1,
(U.S. Dollars in thousands)	2022
Purchase consideration (1)	$37,907
Less: Fair value of net assets acquired:
Vessels and equipment (2)	119,119
Cash	5,702
Inventories	291
Derivatives assets (liabilities)	958
Others current assets	211
Amounts due from related parties	53
Long-term debt	(87,661)
Deferred debt issuance	592
Trade accounts payable	(160)
Accrued expenses	(694)
Amounts due to related parties	(503)
Income tax payable	(1)
Subtotal	37,907
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase consideration comprises the following:

Final
Synnøve Knutsen
July 1,
(U.S. Dollars in thousands)	2022
Cash consideration paid to KNOT (from KNOP)	$31,931
Purchase price adjustments	5,937
Acquisition-related costs	39
Purchase price	$37,907
(2)	Vessel and equipment includes allocation to drydocking (in thousands) of $2,133.